Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 15, 2017
Document Effective Date	Sep. 15, 2017
Prospectus Date	Sep. 15, 2017
Lateef Focused Growth Fund | Class A
Prospectus:
Trading Symbol	LIMAX
Lateef Focused Growth Fund | Class C
Prospectus:
Trading Symbol	LIMCX
Lateef Focused Growth Fund | Class I
Prospectus:
Trading Symbol	LIMIX